Investments in Associates and Joint Ventures - Investment of PCEV in MIH - Additional Information (Detail) ₱ in Millions, shares in Millions, $ in Millions						12 Months Ended
	Apr. 05, 2024 USD ($) shares	Apr. 05, 2024 PHP (₱) shares	Dec. 13, 2023 USD ($) shares	Dec. 13, 2023 PHP (₱) shares	Apr. 07, 2022 PHP (₱)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2023 PHP (₱)	Feb. 28, 2018 PHP (₱)
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying values of individually immaterial associates						₱ 18,981	₱ 16,618	₱ 1,664
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Equity interest						37.66%	36.97%
PLDT Communications and Energy Ventures, Inc. [Member] | Class C Convertible Preferred Shares [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Total consideration					₱ 3,252
Equity interest					36.82%
PLDT Communications and Energy Ventures, Inc. [Member] | Class C2 Convertible Preference Shares [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Total consideration | $			$ 80.0
Total consideration	$ 15.3	₱ 857	$ 28.0	₱ 1,563
Number of shares issued | shares	6.7	6.7	12.3	12.3
Equity interest	37.66%	37.66%	36.97%	36.97%
PLDT Communications and Energy Ventures, Inc. [Member] | Class C2 Convertible Preference Shares [Member] | Bottom of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership	36.97%	36.97%	36.63%	36.63%
PLDT Communications and Energy Ventures, Inc. [Member] | Class C2 Convertible Preference Shares [Member] | Top of range [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership	37.66%	37.66%	36.97%	36.97%
PLDT Communications and Energy Ventures, Inc. [Member] | Warrants [member] | Class C2 Convertible Preference Shares [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Issuance of convertible notes		₱ 152		₱ 281
Number of shares issued | shares	2.7	2.7	4.9	4.9